UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.           November 12, 2008
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        90
                                           -----------

Form 13F Information Table Entry Value:     1,313,500
                                           -----------
                                           (thousands)

List of Other Included Managers:  None


Baker Brothers Form 13F 9-30-2008

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       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Acadia Pharmaceuticals Inc.     COM           004225108     7,616    2,841,751 SH          SOLE                  2,841,751
Acorda Therapeutics             COM           00484M106    31,053    1,302,013 SH          SOLE                  1,302,013
Adolor Corp.                    COM           00724X102       878      254,515 SH          SOLE                    254,515
Allergan                        COM           018490102     1,859       36,100 SH          SOLE                     36,100
Allos Therapeutics Inc.         COM           019777101    83,352   11,248,621 SH          SOLE                 11,248,621
Alsius Corp.                    COM           021211107        55       64,850 SH          SOLE                     64,850
Altus Pharmaceuticals Inc.      COM           02216N105        72       65,477 SH          SOLE                     65,477
Amicus Therapeutics             COM           03152W109    20,901    1,382,322 SH          SOLE                  1,382,322
Anadys Pharmaceuticals Inc.     COM           03252Q408     1,200      452,835 SH          SOLE                    452,835
Anesiva Inc.                    COM           21872P501       551      377,441 SH          SOLE                    377,441
AP Pharma                       COM           00202J203     1,857    2,476,546 SH          SOLE                  2,476,546
Aradigm Corp.                   COM           038505301        39      100,000 SH          SOLE                    100,000
Ardea Biosciences Inc.          COM           03969P107    60,573    4,379,803 SH          SOLE                  4,379,803
Arena Pharmaceuticals Inc.      COM           040047102       136       27,246 SH          SOLE                     27,246
Array Biopharma Inc.            COM           04269X105       808      105,169 SH          SOLE                    105,169
Autoimmune Inc.                 COM           052776101        34       26,100 SH          SOLE                     26,100
Auxilium                        COM           05334D107   110,811    3,420,103 SH          SOLE                  3,420,103
Biocryst Pharmaceuticals Inc.   COM           09058V103    18,643    5,918,411 SH          SOLE                  5,918,411
Biomarin Pharmaceutical Inc.    COM           09061G101    27,918    1,053,905 SH          SOLE                  1,053,905
Cadence Pharmaceuticals         COM           12738T100     1,472      165,784 SH          SOLE                    165,784
Celgene                         COM           151020104    49,932      789,062 SH          SOLE                    789,062
Chelsea Therapeutics            COM           163428105     3,693    1,136,263 SH          SOLE                  1,136,263
Critical Therapeutics Inc.      COM           22674T105       214    1,124,474 SH          SOLE                  1,124,474
Cubist                          COM           229678AC1     4,208      189,293 SH          SOLE                    189,293
Curagen                         COM           23126R101       311      388,613 SH          SOLE                    388,613
Cyclacel Pharmaceuticals        COM           23254L108       229      191,186 SH          SOLE                    191,186
Cyclacel Pharmaceuticals Pfd.
  Conv. Ex 6%                   PFD CONV EX   23254L207       196       95,500 SH          SOLE                     95,500
Cytokinetics Inc.               COM           23282W100     6,718    1,417,212 SH          SOLE                  1,417,212
Decode Genetics                 COM           2435686104       94      240,667 SH          SOLE                    240,667
Dendreon                        COM           24823Q107       482       84,423 SH          SOLE                     84,423
Depomed                         COM           249908104     1,961      537,217 SH          SOLE                    537,217
Genelabs Technologies Inc.      COM           368706206        67      154,937 SH          SOLE                    154,937
Genomic Health Inc.             COM           37244C101   117,788    5,200,387 SH          SOLE                  5,200,387
Halozyme Therapeutics Inc.      COM           40637H109    24,804    3,379,264 SH          SOLE                  3,379,264
Icagen Inc.                     COM           45104P104        45       46,373 SH          SOLE                     46,373
Idera Pharmaceuticals Inc.      COM           45168K108     8,086      574,684 SH          SOLE                    574,684
Immunogen Inc.                  COM           45253H101     2,471      503,334 SH          SOLE                    503,334
Immunomedics, Inc.              COM           452907108        85       47,704 SH          SOLE                     47,704
Incyte Corp.                    COM           45337C102    77,398   10,117,432 SH          SOLE                 10,117,432
Indevus Pharmaceuticals         COM           454072109     4,878    1,456,210 SH          SOLE                  1,456,210
Infinity Pharmaceuticals Inc.   COM           45665G303       664       85,632 SH          SOLE                     85,632
Inhibitex Inc.                  COM           45719T103        75      203,065 SH          SOLE                    203,065
Inspire                         COM           457733103     4,557    1,276,390 SH          SOLE                  1,276,390
Intermune Inc.                  COM           45884X103    18,095    1,057,555 SH          SOLE                  1,057,555
Lev Pharmaceuticals             COM           52730C101     1,194      550,421 SH          SOLE                    550,421
Medarex                         COM           583916101     2,024      312,834 SH          SOLE                    312,834
Metabasis Therapeutics Inc.     COM           59101M105     2,588    2,290,668 SH          SOLE                  2,290,668
Micromet                        COM           59509C105    16,500    3,724,585 SH          SOLE                  3,724,585
Myriad Genetics Inc.            COM           62855J104    21,094      325,121 SH          SOLE                    325,121
Neose Technologies Inc.         COM           640522108       720    2,251,191 SH          SOLE                  2,251,191
Neurocrine Biosciences          COM           64125C109       196       41,861 SH          SOLE                     41,861
Neurogen Corp.                  COM           64124E106     1,969    8,205,406 SH          SOLE                  8,205,406
Novo-Nordisk                    COM           670100205    21,666      423,167 SH          SOLE                    423,167
Onyx Inc.                       COM           683399109     2,590       71,577 SH          SOLE                     71,577
Optimer Pharmaceuticals         COM           68401H104     9,036    1,136,580 SH          SOLE                  1,136,580
OSI Pharmaceuticals             COM           671040103     1,486       30,144 SH          SOLE                     30,144
Pharmasset Inc.                 COM           71715N106     1,052       52,747 SH          SOLE                     52,747
Pozen Inc.                      COM           73941U102     1,707      162,384 SH          SOLE                    162,384
Progenics Pharmaceuticals       COM           743187106     8,699      653,544 SH          SOLE                    653,544
Regeneron                       COM           78556F107     4,354      199,460 SH          SOLE                    199,460
Rigel Pharmaceuticals           COM           766559603     1,218       52,160 SH          SOLE                     52,160
Salix Pharmaceuticals, Inc.     COM           795435106     8,102    1,263,954 SH          SOLE                  1,263,954
Seattle Genetics Inc.           COM           812578102   138,160   12,912,124 SH          SOLE                 12,912,124
Sequenom Inc.                   COM           817337405       534       20,053 SH          SOLE                     20,053
Siga Technologies Inc.          COM           826917106     2,364      630,345 SH          SOLE                    630,345
Spectrum Pharmaceuticals Inc.   COM           84763A108       364      257,942 SH          SOLE                    257,942
Sunesis Pharmaceuticals Inc.    COM           867328502     1,222    1,286,466 SH          SOLE                  1,286,466
Supergen                        COM           868059106     1,365      961,314 SH          SOLE                    961,314
Symyx Technologies, Inc.        COM           87155S108     2,625      264,882 SH          SOLE                    264,882
Tapestry Pharmaceuticals Inc.   COM           876031204        17    1,939,453 SH          SOLE                  1,939,453
Targacept                       COM           87611R306     2,540      437,181 SH          SOLE                    437,181
Threshold Pharma                COM           885807107     1,956    1,504,711 SH          SOLE                  1,504,711
Torreypines Therapeutics        COM           89235K105        96      204,452 SH          SOLE                    204,452
Trimeris Inc.                   COM           896263100    13,602    3,461,175 SH          SOLE                  3,461,175
Vanda Pharmaceuticals Inc.      COM           921659108       212      225,142 SH          SOLE                    225,142
Vertex Pharmaceuticals Inc.     COM           92532F100       288        8,665 SH          SOLE                      8,665
Via Pharmaceuticals             COM           92554T103       120      102,881 SH          SOLE                    102,881
Vion Pharm                      COM           927624AA4        16       43,101 SH          SOLE                     43,101
Viropharma Inc.                 COM           928241108    99,006    7,546,147 SH          SOLE                  7,546,147
Xenoport Inc.                   COM           98411C100    36,798      758,883 SH          SOLE                    758,883
Zymogenetics                    COM           98985T109       770      115,561 SH          SOLE                    115,561

Amylin Pharmaceuticals
  Notes 2.5% 4/15/11            CONV BONDS    032346AD0    21,529   23,465,000 PRN         SOLE                 23,465,000
Biomarin Pharmaceuticals
  Notes 1.875% 4/23/2017        CONV BONDS    09061GAD3    17,055   12,000,000 PRN         SOLE                 12,000,000
Biomarin Pharmaceuticals
  Notes 2.5% 3/29/2013          CONV BONDS    09061GAC5    31,323   18,224,000 PRN         SOLE                 18,224,000
Incyte Genomics  Notes 3.5%
  2/15/2011                     CONV BONDS    45337CAE2    17,383   18,972,000 PRN         SOLE                 18,972,000
Incyte Genomics  Notes 3.5%
  2/15/2011                     CONV BONDS    45337CAF9    17,997   19,750,000 PRN         SOLE                 19,750,000
Intermune Inc Notes .25%
  3/01/2011                     CONV BONDS    45884XAC7    16,069   15,000,000 PRN         SOLE                 15,000,000
Medarex Inc Notes 2.25%
  5/15/2011                     CONV BONDS    583916AG6    11,135   13,158,000 PRN         SOLE                 13,158,000
Vertex Pharmaceuticals
  Notes 4.75% 2/15/13           CONV BONDS    92532FAM2    39,149   25,948,000 PRN         SOLE                 25,948,000
Viropharma Inc. Notes 2.0%
  3/15/2017                     CONV BONDS    928241AH1    36,731   45,000,000 PRN         SOLE                 45,000,000